Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
Note 12 - Income Taxes

The components of income tax expense for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Federal:	(In Thousands)
Current	$444	$431
Deferred	(71)	85
	373	516
State, current	44	76
	$417	$592

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2013 and 2012 is as follows:

	2013	2012
	(In Thousands)
Federal income tax at statutory rate	$380	$535
State tax, net of federal benefit	28	50
Stock compensation expense	29	5
Other	20	2
	$417	$592

The components of the net deferred tax asset at December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets:	(In Thousands)
Allowance for loan losses	$320	$292
Stock-based compensation	37	50
Interest on non-accrual loans	18	4
Unrealized loss on investment securities available for sale	9	--
Deferred loan fees	95	36
Organization cost	3	3
Total deferred tax assets	482	385

Deferred tax liabilities:
Unrealized gain on investment securities available for sale	--	(32)
Bank premises and equipment	(152)	(135)
Total deferred tax liabilities	(152)	(167)

Net Deferred Tax Asset	$330	$218

The net deferred tax asset at December 31, 2013 and 2012 of $330,000 and $218,000, respectively, is included in other assets.

No valuation allowance was established at December 31, 2013 and 2012, in view of the Company’s ability to carry back taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.